UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2007

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Macquarie Fund Adviser, LLC
Address: 125 West 55TH Street

         New York, NY  10019

13F File Number:  28-11525

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Keith D. Kemp
Title:     Chief Operating Officer
Phone:     212-231-1875

Signature, Place, and Date of Signing:

     /s/ Keith D. Kemp     New York, NY     August 10, 2007


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.





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                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         2

Form13F Information Table Entry Total:     14

Form13F Information Table Value Total:     $942,461 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

No.  13F File Number               Name


1    28-                           Macquarie Alternative Investment Limited
2    28-                           Macquarie Investment Management Limited
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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT     OTHER      VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN    MANAGERS  SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- -------   ---------------- -------- --------
AMERIGAS PARTNERS L P          UNIT L P INT     030975106    33673   931485 SH       Shared/other   1,2   488694    42450   400341
DUNCAN ENERGY PARTNERS LP      COM UNITS        265026104     5392   205400 SH       Shared/other   1,2    91520        0   113880
ENBRIDGE ENERGY PARTNERS L P   COM              29250R106   178752  3217863 SH       Shared/other   1,2   635050  1488077  1094736
ENERGY TRANSFER EQUITY L P     COM UT LTD PTN   29273V100      595    14000 SH       Sole                  14000        0        0
ENERGY TRANSFER PRTNRS L P     UNIT LTD PARTN   29273R109   144396  2339150 SH       Shared/other   1,2   407550  1159149   772451
ENTERPRISE GP HLDGS L P        UNIT LP INT      293716106      539    14200 SH       Sole                  14200        0        0
ENTERPRISE PRODS PARTNERS L    COM              293792107   185568  5833639 SH       Shared/other   1,2  1104189  2885163  1844287
EXELON CORP                    COM              30161N101      363     5000 SH       Sole                   5000        0        0
FIRSTENERGY CORP               COM              337932107      240     3700 SH       Sole                   3700        0        0
KINDER MORGAN ENERGY PARTNER   UT LTD PARTNER   494550106   200778  3637950 SH       Shared/other   1,2   598700  1865400  1173850
MAGELLAN MIDSTREAM HLDGS LP    COM LP INTS      55907R108      540    18000 SH       Sole                  18000        0        0
MAGELLAN MIDSTREAM PRTNRS LP   COM UNIT RP LP   559080106   155150  3330835 SH       Shared/other   1,2   719989  1464669  1146177
NUSTAR ENERGY LP               UNIT COM         67058H102    36004   525600 SH       Shared/other   1,2   115419   215079   195102
TXU CORP                       COM              873168108      471     7000 SH       Sole                   7000        0        0